N-2 - USD ($)		2 Months Ended	12 Months Ended
		Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Oct. 31, 2021	[3]
Cover [Abstract]
Entity Central Index Key			0001870714
Amendment Flag			false
Document Type			N-CSR
Entity Registrant Name			OAKTREE DIVERSIFIED INCOME FUND INC.
Document Period End Date			Dec. 31, 2023
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Fiscal or Period End	Total Amount Outstanding Exclusive or Treasury Securities	Asset Coverage Per Unit[6]	Involuntary Liquidating Preference Per Unit	Average Market Value Per Unit (Exclude Bank Loans)	Type of Senior Security
December 31, 2023	$35,000,000	$7,575	N/A	N/A	Credit Facility
December 31, 2022	20,000,000	8,585	N/A	N/A	Credit Facility
December 31, 2021[7]	N/A	N/A	N/A	N/A	N/A

*  Distributions for annual periods determined in accordance with federal income tax regulations.

†  Total investment return is computed based upon the net asset value of the Fund's shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

1  Commencement of operations.

2  Per share amounts presented are based on average shares outstanding throughout the period indicated.

3  Not annualized for periods less than one year.

4  The total investment return for the year ended December 31, 2022 has been restated to (7.03)% for the correction of a typographical error. The Adviser and Administrator have evaluated the quantitative and qualitative aspects of this error and concluded it is not material to the previously issued consolidated financial statements.

5  Annualized for periods less than one year.

6  Calculated by subtracting the Fund's total liabilities (not including borrowings) from the Fund's total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

7  Commenced operations on November 1, 2021

Senior Securities Amount			$ 35,000,000	$ 20,000,000
Senior Securities Coverage per Unit	[1]		$ 7,575	$ 8,585
Senior Securities, Note [Text Block]

The following table sets forth information regarding the Fund's outstanding senior securities as of the end of each of the Fund's last ten iscal years, as applicable.

Fiscal or Period End	Total Amount Outstanding Exclusive or Treasury Securities	Asset Coverage Per Unit[6]	Involuntary Liquidating Preference Per Unit	Average Market Value Per Unit (Exclude Bank Loans)	Type of Senior Security
December 31, 2023	$35,000,000	$7,575	N/A	N/A	Credit Facility
December 31, 2022	20,000,000	8,585	N/A	N/A	Credit Facility
December 31, 2021[7]	N/A	N/A	N/A	N/A	N/A

*  Distributions for annual periods determined in accordance with federal income tax regulations.

†  Total investment return is computed based upon the net asset value of the Fund's shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

1  Commencement of operations.

2  Per share amounts presented are based on average shares outstanding throughout the period indicated.

3  Not annualized for periods less than one year.

4  The total investment return for the year ended December 31, 2022 has been restated to (7.03)% for the correction of a typographical error. The Adviser and Administrator have evaluated the quantitative and qualitative aspects of this error and concluded it is not material to the previously issued consolidated financial statements.

5  Annualized for periods less than one year.

6  Calculated by subtracting the Fund's total liabilities (not including borrowings) from the Fund's total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

7  Commenced operations on November 1, 2021

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Fund's investment objective is to seek current income and attractive total return. The Fund seeks to achieve its investment objective by investing globally in high-conviction opportunities across Oaktree's performing credit platform of high-yield bonds, senior loans, structured credit, emerging markets debt and convertibles, inclusive of both public and private credit sectors. High-yield bonds are also referred to as "below-investment grade rated securities" or "junk bonds," as described in the Fund's Prospectus. The Fund seeks to add value through three sources: (1) providing exposure to asset classes that require specialized expertise; (2) performing well in each asset class through proprietary, bottom-up and credit research; and (3) allocating capital opportunistically among asset classes based on Oaktree's assessment of relative value.

NAV Per Share			$ 8.88
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

7.  Capital Shares

The Fund is authorized to issue up to 1,000,000,000 shares of common stock, $0.001 par value per share, 500,000,000 of which have been classified as Class D shares and 500,000,000 of which have been classified as Class T shares (collectively, "Shares" and respectively, "Class D shares" and "Class T shares"). As of December 31, 2023, the Adviser owned 68% of the shares outstanding of Class D shares. The Board may, without any action by the shareholders, amend the Charter from time to time to increase or decrease the aggregate number of shares or the number of shares of any class or series that the Fund has authority to issue under the Charter and the 1940 Act. In addition, the Charter authorizes the Board, without any action by the shareholders, to classify and reclassify any unissued common shares and preferred stock into other classes or series of shares from time to time by setting or changing the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to distributions, qualifications and terms and conditions of redemption for each class or series. Although the Fund has no present intention of doing so, it could issue a class or series of shares that could delay, defer or prevent a transaction or a change in control of the Fund that might otherwise be in the shareholders' best interests. Under Maryland law, shareholders generally are not liable for the Fund's debts or obligations.

All common shares offered will be, upon issuance, duly authorized, fully paid and nonassessable. Holders of common shares are entitled to receive distributions when authorized by the Board and declared by the Fund out of assets legally available for the payment of distributions. Holders of common shares have no preference, conversion, exchange, sinking fund, redemption or appraisal rights and have no preemptive rights to subscribe for any of the Fund's securities. All common shares have equal distribution, liquidation and other rights. The Fund may offer multiple classes of common shares, which may be subject to differing fees and expenses. Distributions may vary among the classes as a result of the different fee structure of the classes.

Security Dividends [Text Block]			Holders of common shares are entitled to receive distributions when authorized by the Board and declared by the Fund out of assets legally available for the payment of distributions.
Security Liquidation Rights [Text Block]			All common shares have equal distribution, liquidation and other rights.
Security Preemptive and Other Rights [Text Block]			Holders of common shares have no preference, conversion, exchange, sinking fund, redemption or appraisal rights and have no preemptive rights to subscribe for any of the Fund's securities.
Outstanding Security, Not Held [Shares]			25,902,014
Class D Shares [Member]
General Description of Registrant [Abstract]
Annual Dividend Payment	[2]	$ (0.01)	$ (0.69)	(0.65)
NAV Per Share		$ 9.94	$ 8.88	$ 8.59	$ 10
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class D shares
Outstanding Security, Authorized [Shares]			500,000,000
Class T Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class T shares
Outstanding Security, Authorized [Shares]			500,000,000
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			common stock
Outstanding Security, Authorized [Shares]			1,000,000,000

[1]	Calculated by subtracting the Fund's total liabilities (not including borrowings) from the Fund's total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Commencement of operations.